Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2018
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders

12. Net Loss Per Share Attributable to Common Stockholders

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except share and per share amounts):

	December 31,
	2018	2017
Numerator:
Net loss	$(22,799)	(15,469)
Denominator:
Weighted average number of common shares, basic and diluted	1,369,846	1,369,212
Net loss per common share attributable to common stockholders, basic and diluted	$(16.64)	$(11.30)

The Company’s potential dilutive securities, which include preferred stock and common stock options, have been excluded from the computation of diluted net loss per share as the effect would be anti‑dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti‑dilutive effect:

	December 31,
	2018	2017
Preferred stock	15,560,569	4,978,957
Options to purchase common stock	242,079	64,783
Total	15,802,648	5,043,746